Stock Options (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 13, 2018	Mar. 21, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 26, 2017
Stock Options (Textual)
Options issued			198,000
Exercise price of options			$ 5.74
Fair value of options			$ 456
Risk free rate				1.55%	2.56%
Expected term				2 months 30 days	1 year 2 months 30 days
Expected volatility				220.00%	2.33%
Employee Stock Option [Member]
Stock Options (Textual)
Options exercise price per share					$ 23.79
Stock based expense				$ 218	$ 218
Unrecognized expense				$ 120	$ 235
Employee Stock Option [Member] | Chief Executive Officer [Member]
Stock Options (Textual)
Options issued	60,000	50,000
Exercise price of options	$ 3	$ 2.09
Fair value of options	$ 302	$ 103
Employee Stock Option [Member] | Board of Directors Chairman [Member]
Stock Options (Textual)
Options issued	30,000
Exercise price of options	$ 3
Fair value of options	$ 151
Employee Stock Option [Member] | Officer [Member]
Stock Options (Textual)
Stock based expense						$ 776
Stock price							$ 0.055